DBX ETF Trust | 1
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.9%
Communication Services
— 3.5%
Beijing Enlight Media Co. Ltd.,
Class A
34,400 95,448
Bluefocus Intelligent
Communications Group Co.
Ltd., Class A *
83,920 82,840
China Film Group Co. Ltd.
12,100 23,685
China Film Group Co. Ltd., Class
A
1,800 3,523
China Science Publishing &
Media Ltd., Class A
3,900 11,790
China South Publishing & Media
Group Co. Ltd., Class A
15,700 29,013
Chinese Universe Publishing and
Media Group Co. Ltd., Class A
17,489 25,221
Giant Network Group Co. Ltd.,
Class A
31,200 138,441
Jiangsu Broadcasting Cable
Information Network Corp.
Ltd., Class A
52,900 27,409
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
14,300 22,650
Kingnet Network Co. Ltd., Class
A
41,500 135,603
Oriental Pearl Group Co. Ltd.,
Class A
43,700 54,367
People.cn Co. Ltd., Class A
13,500 41,401
Perfect World Co. Ltd., Class A
32,700 76,497
Shandong Publishing & Media
Co. Ltd., Class A
15,400 19,808
Talkweb Information System Co.
Ltd., Class A *
24,300 141,400
Wanda Film Holding Co. Ltd.,
Class A *
29,800 49,042
Zhejiang Publishing & Media Co.
Ltd., Class A
9,900 11,955
(Cost $614,876)
990,093
Consumer Discretionary — 7.1%
AIMA Technology Group Co.
Ltd., Class A
6,008 30,962
Anhui Zhongding Sealing Parts
Co. Ltd., Class A
19,000 61,923
Beiqi Foton Motor Co. Ltd., Class
A *
107,100 41,657
Bethel Automotive Safety
Systems Co. Ltd., Class A
9,980 66,831
BTG Hotels Group Co. Ltd.,
Class A
11,945 25,579
China Automotive Engineering
Research Institute Co. Ltd.,
Class A
10,200 26,225
Chongqing Zongshen Power
Machinery Co. Ltd., Class A
16,400 59,275
DBG Technology Co. Ltd., Class
A
9,000 39,076
Number
of Shares Value $
Easyhome New Retail Group Co.
Ltd., Class A *
49,600 21,034
Ecovacs Robotics Co. Ltd., Class
A
5,200 70,746
Hangzhou GreatStar Industrial
Co. Ltd.
16,653 72,045
Hangzhou Robam Appliances
Co. Ltd., Class A
12,100 34,576
Hisense Home Appliances Group
Co. Ltd., Class A
11,200 39,993
Hisense Visual Technology Co.
Ltd., Class A
18,000 55,858
HLA Group Corp. Ltd., Class A
50,400 49,327
Jason Furniture Hangzhou Co.
Ltd., Class A
10,500 43,052
Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
8,400 58,917
Keboda Technology Co. Ltd.,
Class A
2,200 18,223
Lao Feng Xiang Co. Ltd., Class A
3,100 20,590
Ninebot Ltd., Class Receipt
13,618 139,878
Ningbo Joyson Electronic Corp.,
Class A
24,120 71,869
Offcn Education Technology Co.
Ltd., Class A *
116,500 49,403
Qingdao Sentury Tire Co. Ltd.,
Class A
16,300 45,410
Shandong Linglong Tyre Co.
Ltd., Class A
16,391 35,951
Shanghai Jinjiang International
Hotels Co. Ltd., Class A
8,900 29,031
Shanghai Yuyuan Tourist Mart
Group Co. Ltd., Class A
39,400 33,803
Shenzhen Kedali Industry Co.
Ltd., Class A
4,600 89,719
Shenzhen MTC Co. Ltd., Class A
53,400 41,915
Sichuan Changhong Electric Co.
Ltd., Class A
84,700 135,823
Songcheng Performance
Development Co. Ltd., Class A
39,700 48,778
Suofeiya Home Collection Co.
Ltd., Class A
14,418 27,898
Tianneng Battery Group Co.
Ltd., Class A
4,015 16,891
Wangfujing Group Co. Ltd.,
Class A
16,230 33,433
Wanxiang Qianchao Co. Ltd.,
Class A
31,800 35,677
Wuchan Zhongda Group Co.
Ltd., Class A
69,800 57,729
Zhejiang Cfmoto Power Co. Ltd.,
Class A
2,500 93,620
Zhejiang Semir Garment Co.
Ltd., Class A
23,300 17,897
Zhejiang Shuanghuan Driveline
Co. Ltd., Class A
16,900 88,420
Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A
35,100 93,004

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
(Cost $1,685,481)
2,022,038
Consumer Staples — 3.3%
Angel Yeast Co. Ltd., Class A
13,200 73,418
Anhui Kouzi Distillery Co. Ltd.,
Class A
7,300 35,549
Anjoy Foods Group Co. Ltd.,
Class A
4,600 47,992
Beijing Dabeinong Technology
Group Co. Ltd., Class A
79,262 47,079
Beijing Yanjing Brewery Co. Ltd.,
Class A
32,300 57,147
Bloomage Biotechnology Corp.
Ltd., Class A
4,546 36,513
By-health Co. Ltd., Class A
21,100 36,324
Chongqing Brewery Co. Ltd.,
Class A
4,900 38,139
Chongqing Fuling Zhacai Group
Co. Ltd., Class A
21,369 40,087
COFCO Sugar Holding Co. Ltd.,
Class A
28,000 63,576
DaShenLin Pharmaceutical
Group Co. Ltd., Class A
9,512 22,519
Fujian Sunner Development Co.
Ltd., Class A
14,700 36,618
Gambol Pet Group Co. Ltd.,
Class A
2,000 27,410
Guangzhou Zhujiang Brewery
Co. Ltd,, Class A
9,900 14,972
Hebei Yangyuan Zhihui Beverage
Co. Ltd., Class A
11,300 33,893
Heilongjiang Agriculture Co.
Ltd., Class A
17,900 37,426
Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A
15,300 41,077
Proya Cosmetics Co. Ltd., Class
A
5,100 60,033
Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A
12,800 50,577
Shanghai Flyco Electrical
Appliance Co. Ltd., Class A
1,200 6,627
Yifeng Pharmacy Chain Co. Ltd.,
Class A
12,276 40,922
Yonghui Superstores Co. Ltd.,
Class A *
107,100 77,901
Yunnan Botanee Bio-Technology
Group Co. Ltd., Class A
4,100 27,231
(Cost $935,960)
953,030
Energy — 1.6%
China Coal Xinji Energy Co. Ltd.,
Class A
37,800 33,864
China Petroleum Engineering
Corp., Class A
45,700 22,845
China Suntien Green Energy
Corp. Ltd., Class A
7,100 7,687
CNOOC Energy Technology &
Services Ltd., Class A
46,300 25,941
Number
of Shares Value $
COFCO Capital Holdings Co.
Ltd., Class A
20,400 40,934
Guangzhou Development Group,
Inc., Class A
25,700 23,854
Jiangsu Xukuang Energy Co.
Ltd., Class A
27,200 19,020
Jinneng Holding Shanxi Coal
Industry Co. Ltd., Class A
19,500 36,253
Jizhong Energy Resources Co.
Ltd., Class A
17,100 14,407
Offshore Oil Engineering Co.
Ltd., Class A
42,000 32,613
Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
35,900 39,320
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A
34,605 34,111
Sinopec Oilfield Service Corp.,
Class A *
108,900 31,347
Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
14,929 99,448
(Cost $390,216)
461,644
Financials — 9.3%
Bank of Changsha Co. Ltd.,
Class A
55,600 75,027
Bank of Guiyang Co. Ltd., Class
A
69,600 60,496
Bank of Suzhou Co. Ltd., Class A
104,910 119,618
Bank of Xi'an Co. Ltd., Class A
37,300 21,893
Beijing Compass Technology
Development Co. Ltd., Class
A *
8,810 185,624
BOC International China Co.
Ltd., Class A
40,500 91,844
Caida Securities Co. Ltd., Class
A
34,800 37,724
Caitong Securities Co. Ltd.,
Class A
74,925 91,216
Changjiang Securities Co. Ltd.,
Class A
80,898 97,124
China Great Wall Securities Co.
Ltd., Class A
32,700 56,156
Chinalin Securities Co. Ltd.,
Class A
7,200 17,066
Dongxing Securities Co. Ltd.,
Class A
48,000 82,296
First Capital Securities Co. Ltd.,
Class A
102,900 119,060
Guangzhou Yuexiu Capital
Holdings Group Co. Ltd.,
Class A
37,055 41,885
Guolian Minsheng Securities Co.
Ltd., Class A
24,400 41,902
Guosheng Financial Holding,
Inc., Class A *
13,787 37,809
Guoyuan Securities Co. Ltd.,
Class A
58,300 75,642
Huaan Securities Co. Ltd., Class
A
65,215 59,523

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Huaxi Securities Co. Ltd., Class
A
32,000 48,619
Jiangsu Changshu Rural
Commercial Bank Co. Ltd.,
Class A
77,150 81,466
Jiangsu Financial Leasing Co.
Ltd., Class A
49,120 39,453
J-Yuan Trust Co. Ltd., Class A *
98,700 41,993
Minmetals Capital Co. Ltd.,
Class A
54,700 49,388
Nanjing Securities Co. Ltd.,
Class A
46,100 57,029
Pacific Securities Co. Ltd., Class
A *
165,300 102,361
Polaris Bay Group Co. Ltd., Class
A *
52,200 56,660
Qilu Bank Co. Ltd., Class A
100,700 78,760
Qingdao Rural Commercial Bank
Corp., Class A
111,900 53,738
Sealand Securities Co. Ltd.,
Class A
109,370 70,491
Shaanxi International Trust Co.
Ltd., Class A
79,290 41,306
Shanxi Securities Co. Ltd., Class
A
50,740 47,451
Sinolink Securities Co. Ltd.,
Class A
59,000 85,414
SooChow Securities Co. Ltd.,
Class A
89,465 126,881
Southwest Securities Co. Ltd.,
Class A
88,600 60,712
SPIC Industry-Finance Holdings
Co. Ltd., Class A
38,900 37,362
Tianfeng Securities Co. Ltd.,
Class A *
164,600 134,979
Western Securities Co. Ltd.,
Class A
65,600 82,442
Xiangcai Co. Ltd., Class A *
27,600 49,762
Yongan Futures Co. Ltd., Class A
8,500 18,655
(Cost $2,284,991)
2,676,827
Health Care — 9.3%
Andon Health Co. Ltd., Class A
7,400 41,055
Apeloa Pharmaceutical Co. Ltd.,
Class A
13,900 31,034
APT Medical, Inc., Class A
1,937 77,346
Asymchem Laboratories Tianjin
Co. Ltd., Class A
4,600 69,062
Autobio Diagnostics Co. Ltd.,
Class A
3,600 20,508
BeOne Medicines Ltd., Class A *
2,687 104,890
Betta Pharmaceuticals Co. Ltd.,
Class A
5,800 57,555
BGI Genomics Co. Ltd., Class A *
6,100 46,082
Chengdu Kanghong
Pharmaceutical Group Co.
Ltd., Class A
8,800 49,748
China Meheco Co. Ltd., Class A
19,421 29,616
Number
of Shares Value $
China National Medicines Corp.
Ltd., Class A
7,633 31,726
China Resources Double Crane
Pharmaceutical Co. Ltd.,
Class A
10,549 28,811
CSPC Innovation Pharmaceutical
Co. Ltd., Class A
10,100 75,705
Dong-E-E-Jiao Co. Ltd., Class A
9,600 69,935
Gan & Lee Pharmaceuticals Co.
Ltd., Class A
8,700 89,094
Haisco Pharmaceutical Group
Co. Ltd., Class A
7,800 60,744
Hualan Biological Engineering,
Inc., Class A
25,400 60,989
Huaxia Eye Hospital Group Co.
Ltd., Class A
6,100 17,808
Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A
7,900 28,642
Humanwell Healthcare Group
Co. Ltd., Class A
25,700 73,618
Intco Medical Technology Co.
Ltd., Class A
10,820 55,805
iRay Group, Class A
2,382 40,371
Jafron Biomedical Co. Ltd.,
Class A
11,200 36,187
Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A
12,900 44,814
Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A
13,985 73,522
Jilin Aodong Pharmaceutical
Group Co. Ltd., Class A
23,300 66,973
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
24,856 43,348
Jointown Pharmaceutical Group
Co. Ltd., Class A
49,948 35,910
Lepu Medical Technology Beijing
Co. Ltd., Class A
27,600 73,674
Livzon Pharmaceutical Group,
Inc., Class A
7,762 44,033
Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
72,900 58,757
MGI Tech Co. Ltd., Class A *
4,853 48,805
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd.,
Class A
13,312 21,159
Ovctek China, Inc., Class A
12,637 32,029
Pacific Shuanglin Bio-pharmacy
Co. Ltd., Class A
12,210 30,347
Shandong Buchang
Pharmaceuticals Co. Ltd.,
Class A *
10,700 29,314
Shandong Pharmaceutical Glass
Co. Ltd., Class A
13,938 43,566
Shanghai Allist Pharmaceuticals
Co. Ltd., Class A
5,391 86,297
Shanghai Junshi Biosciences Co.
Ltd., Class A *
12,628 79,776

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Shenyang Xingqi Pharmaceutical
Co. Ltd., Class A
3,900 37,036
Shenzhen Kangtai Biological
Products Co. Ltd., Class A
17,260 45,346
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
12,100 85,547
Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A *
18,900 43,471
Sinocelltech Group Ltd., Class
A *
4,156 37,057
Tasly Pharmaceutical Group Co.
Ltd., Class A
17,800 41,290
Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class
A
7,162 46,372
Tonghua Dongbao
Pharmaceutical Co. Ltd.,
Class A
28,700 33,892
Topchoice Medical Corp., Class
A
7,103 47,017
Walvax Biotechnology Co. Ltd.,
Class A
37,800 67,091
Winner Medical Co. Ltd., Class A
5,640 33,547
Xiamen Amoytop Biotech Co.
Ltd., Class A
3,956 46,150
Yili Chuanning Biotechnology
Co. Ltd., Class A
16,200 26,933
Zhejiang Huahai Pharmaceutical
Co. Ltd., Class A
18,620 63,195
(Cost $2,203,659)
2,662,599
Industrials — 16.3%
AECC Aero-Engine Control Co.
Ltd., Class A
26,200 77,589
AVIC Chengdu UAS Co. Ltd.,
Class A *
6,348 52,823
AVICOPTER PLC, Class A
15,600 88,562
Baimtec Material Co. Ltd., Class
A
5,226 42,709
Beibuwan Port Co. Ltd., Class A
23,500 27,751
Beijing Easpring Material
Technology Co. Ltd., Class A
10,300 69,683
Beijing Originwater Technology
Co. Ltd., Class A
56,700 36,146
Bohai Leasing Co. Ltd., Class A *
99,700 49,419
CCCC Design & Consulting
Group Co. Ltd., Class A
18,700 20,324
CECEP Environmental Protection
Co. Ltd., Class A
18,700 16,963
Centre Testing International
Group Co. Ltd., Class A
40,700 77,439
China Baoan Group Co. Ltd.,
Class A
45,680 62,860
China First Heavy Industries Co.
Ltd., Class A *
85,800 36,505
Number
of Shares Value $
China International Marine
Containers Group Co. Ltd.,
Class A
48,580 55,527
China Railway Construction
Heavy Industry Corp. Ltd.,
Class A
45,202 36,813
China Railway Hi-tech Industry
Co. Ltd., Class A
30,500 36,532
China Railway Special Cargo
Logistics Co. Ltd., Class A
25,200 15,003
China Southern Power Grid
Energy Efficiency&Clean
Energy Co. Ltd., Class A
30,200 20,058
China Southern Power Grid
Technology Co. Ltd., Class A
4,475 23,300
China XD Electric Co. Ltd., Class
A
51,900 47,807
CITIC Heavy Industries Co. Ltd.,
Class A
47,600 35,625
CITIC Metal Co. Ltd., Class A
11,900 15,072
CNGR Advanced Material Co.
Ltd., Class A
11,600 60,935
COSCO SHIPPING Development
Co. Ltd., Class A
96,300 34,211
Eastern Air Logistics Co. Ltd.,
Class A
16,400 35,694
Fangda Carbon New Material
Co. Ltd., Class A
68,700 47,655
GEM Co. Ltd., Class A
121,200 126,789
Ginlong Technologies Co. Ltd.,
Class A
5,600 53,180
Goldwind Science & Technology
Co. Ltd., Class A
49,000 78,575
Guangdong Provincial
Expressway Development Co.
Ltd., Class A
13,100 21,743
Guangshen Railway Co. Ltd.,
Class A
82,600 37,231
Guangxi Liugong Machinery Co.
Ltd., Class A
38,900 59,866
Guangzhou Baiyun International
Airport Co. Ltd., Class A
30,600 43,011
Guangzhou Port Co. Ltd., Class
A
41,600 20,094
Hainan Jinpan Smart Technology
Co. Ltd., Class A
6,617 55,786
Hangcha Group Co. Ltd., Class A
13,300 43,365
Han's Laser Technology Industry
Group Co. Ltd., Class A
22,100 116,247
Henan Pinggao Electric Co. Ltd.,
Class A
20,500 45,510
Hongfa Technology Co. Ltd.,
Class A
27,816 102,256
Hoymiles Power Electronics,
Inc., Class A
690 10,630
Hunan Yuneng New Energy
Battery Material Co. Ltd.,
Class A
11,100 56,407

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Infore Environment Technology
Group Co. Ltd., Class A
31,600 31,105
JL Mag Rare-Earth Co. Ltd.,
Class A
17,340 99,829
Juneyao Airlines Co. Ltd., Class
A
18,640 32,979
Keda Industrial Group Co. Ltd.,
Class A
23,300 38,672
Leader Harmonious Drive
Systems Co. Ltd., Class A
2,456 51,992
Liaoning Cheng Da Co. Ltd.,
Class A
21,758 39,932
Liaoning Port Co. Ltd., Class A
198,120 46,181
Ming Yang Smart Energy Group
Ltd., Class A
41,500 70,744
Ningbo Orient Wires & Cables
Co. Ltd., Class A
9,800 72,630
North Industries Group Red
Arrow Co. Ltd., Class A *
20,047 61,310
Qingdao TGOOD Electric Co.
Ltd., Class A
17,981 61,783
RoboTechnik Intelligent
Technology Co. Ltd., Class A
2,500 92,272
Sany Renewable Energy Co.
Ltd., Class A
6,401 25,562
Shandong Himile Mechanical
Science & Technology Co.
Ltd., Class A
9,700 81,642
Shanghai Construction Group
Co. Ltd., Class A
140,000 47,574
Shanghai M&G Stationery, Inc.,
Class A
9,300 39,777
Shanghai Moons' Electric Co.
Ltd., Class A
4,200 37,998
Shanghai Tunnel Engineering
Co. Ltd., Class A
47,100 42,658
Shanghai Zhonggu Logistics Co.
Ltd., Class A
20,100 29,551
Shanxi Coal International Energy
Group Co. Ltd., Class A
19,400 26,887
Shenzhen Envicool Technology
Co. Ltd., Class A
13,900 156,145
Shenzhen Megmeet Electrical
Co. Ltd., Class A
10,400 129,985
Shenzhen SED Industry Co. Ltd.,
Class A
11,500 43,067
Shenzhen Woer Heat-Shrinkable
Material Co. Ltd., Class A
23,700 88,056
Siasun Robot & Automation Co.
Ltd., Class A *
30,800 86,930
Sinoma International
Engineering Co., Class A
32,350 41,882
Sinomach Heavy Equipment
Group Co. Ltd., Class A *
86,300 40,111
Sinotrans Ltd., Class A
40,400 32,166
Sinotruk Jinan Truck Co. Ltd.,
Class A
14,400 36,679
State Grid Yingda Co. Ltd.,
Class A
47,400 39,136
Number
of Shares Value $
Sunwoda Electronic Co. Ltd.,
Class A
36,400 125,480
TangShan Port Group Co. Ltd.,
Class A
73,074 40,839
Tian Di Science & Technology
Co. Ltd., Class A
44,200 38,294
Wolong Electric Group Co. Ltd.,
Class A
25,366 118,609
Wuxi Lead Intelligent Equipment
Co. Ltd., Class A
26,500 132,135
Xiamen C & D, Inc., Class A
39,700 64,888
XTC New Energy Materials
Xiamen Co. Ltd., Class A
5,460 44,766
Xuji Electric Co. Ltd., Class A
16,800 55,012
YUNDA Holding Group Co. Ltd.,
Class A
28,800 32,312
Zhefu Holding Group Co. Ltd.,
Class A
68,700 34,439
Zhejiang Dingli Machinery Co.
Ltd., Class A
5,500 41,982
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
16,888 45,696
Zhejiang Weixing New Building
Materials Co. Ltd., Class A
16,280 24,643
Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class A
26,400 75,809
Zhuhai CosMX Battery Co. Ltd.,
Class A
17,394 55,566
Zhuzhou Kibing Group Co. Ltd.,
Class A
39,500 35,220
(Cost $3,610,440)
4,684,620
Information Technology
— 28.0%
Accelink Technologies Co. Ltd.,
Class A
11,622 112,130
Aisino Corp., Class A
29,200 37,845
All Winner Technology Co. Ltd.,
Class A
13,700 90,107
Amlogic Shanghai Co. Ltd.,
Class A *
8,063 113,252
Anhui XDLK Microsystem Corp.
Ltd., Class A
4,926 55,758
ASR Microelectronics Co. Ltd.,
Class A *
5,822 85,765
Beijing E-Hualu Information
Technology Co. Ltd., Class A *
12,240 40,579
Beijing Shiji Information
Technology Co. Ltd., Class A
22,209 34,459
Beijing Sinnet Technology Co.
Ltd., Class A
34,400 78,011
Beijing Ultrapower Software Co.
Ltd., Class A
46,900 90,881
Beijing Yandong Microelectronic
Co. Ltd., Class A *
6,577 22,728
Bestechnic Shanghai Co. Ltd.,
Class A
2,758 109,587

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Biwin Storage Technology Co.
Ltd., Class A *
7,187 71,127
China Greatwall Technology
Group Co. Ltd., Class A *
46,700 117,314
China National Software &
Service Co. Ltd., Class A *
14,438 108,605
China Zhenhua Group Science &
Technology Co. Ltd., Class A
9,200 65,768
CICT Mobile Communication
Technology Co. Ltd., Class A *
36,662 36,448
Delton Technology Guangzhou,
Inc., Class A
900 9,758
DHC Software Co. Ltd., Class A
53,600 84,973
Digital China Group Co. Ltd.,
Class A
13,700 86,260
Electric Connector Technology
Co. Ltd., Class A
7,300 52,062
Everdisplay Optronics Shanghai
Co. Ltd., Class A *
140,072 54,482
Fiberhome Telecommunication
Technologies Co. Ltd., Class A
17,100 65,863
GalaxyCore, Inc., Class A
18,889 45,753
Geovis Technology Co. Ltd.,
Class A
9,579 63,191
Glarun Technology Co. Ltd.,
Class A
12,100 49,952
Glodon Co. Ltd., Class A
38,900 83,081
GRG Banking Equipment Co.
Ltd., Class A
30,800 61,976
Guangdong Fenghua Advanced
Technology Holding Co. Ltd.,
Class A
20,800 44,745
Guangzhou Haige
Communications Group, Inc.
Co., Class A
47,400 97,308
Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
10,300 61,092
Guobo Electronics Co. Ltd.,
Class A
1,496 13,606
Hangzhou Chang Chuan
Technology Co. Ltd., Class A
10,500 88,095
Hangzhou EZVIZ Network Co.
Ltd., Class A
4,118 21,019
Hangzhou Lion Microelectronics
Co. Ltd., Class A *
14,100 52,784
Hebei Sinopack Electronic
Technology Co. Ltd., Class A
4,380 37,935
Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
20,900 55,554
Hengtong Optic-electric Co. Ltd.,
Class A
47,500 136,599
Hexing Electrical Co. Ltd., Class
A
4,800 18,360
Huagong Tech Co. Ltd., Class A
23,859 229,223
Hwatsing Technology Co. Ltd.,
Class A
5,795 102,529
Ingenic Semiconductor Co. Ltd.,
Class A
8,500 89,731
Number
of Shares Value $
IRICO Display Devices Co. Ltd.,
Class A *
35,000 31,699
Jiangsu Hoperun Software Co.
Ltd., Class A *
18,900 173,830
Jiangsu Jiejie Microelectronics
Co. Ltd., Class A
12,200 59,427
Jiangsu Pacific Quartz Co. Ltd.,
Class A
6,900 39,337
Jiangxi Lianchuang
Optoelectronic Science &
Technology Co.Ltd., Class A
8,700 81,544
Newland Digital Technology Co.
Ltd., Class A
17,140 69,315
Nexchip Semiconductor Corp.,
Class A
19,644 66,973
Piotech, Inc., Class A
3,388 90,390
Qi An Xin Technology Group,
Inc., Class A *
7,100 39,859
QuantumCTek Co. Ltd., Class A *
1,493 69,516
Raytron Technology Co. Ltd.,
Class A
8,702 93,721
Rockchip Electronics Co. Ltd.,
Class A
5,000 172,925
Ruijie Networks Co. Ltd., Class A
2,920 36,615
Sangfor Technologies, Inc.,
Class A
5,900 107,286
Shanghai Belling Co. Ltd., Class
A
13,600 73,122
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
2,762 59,378
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A
7,702 68,859
Shanghai Huace Navigation
Technology Ltd., Class A
13,420 72,211
Shanghai Longcheer Technology
Co. Ltd.
5,700 36,169
Shanghai Stonehill Technology
Co. Ltd., Class A *
134,848 161,895
Sharetronic Data Technology Co.
Ltd., Class A
5,600 78,760
Shengyi Electronics Co. Ltd.,
Class A
5,979 65,318
Shenzhen Everwin Precision
Technology Co. Ltd., Class A
22,900 84,473
Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A
42,000 123,849
Shenzhen Fortune Trend
Technology Co. Ltd., Class A
1,881 44,437
Shenzhen Goodix Technology
Co. Ltd., Class A
7,000 80,904
Shenzhen Huaqiang Industry Co.
Ltd., Class A
10,000 42,378
Shenzhen Kaifa Technology Co.
Ltd., Class A
26,300 80,655
Shenzhen Kinwong Electronic
Co. Ltd., Class A
9,420 84,509
Shenzhen Longsys Electronics
Co. Ltd., Class A
3,100 41,553

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Shenzhen SC New Energy
Technology Corp., Class A
7,000 97,074
Shenzhen Sunlord Electronics
Co. Ltd., Class A
18,700 85,549
Shenzhen Sunway
Communication Co. Ltd.,
Class A
23,500 91,009
SICC Co. Ltd., Class A *
4,528 41,010
Sigmastar Technology Ltd.,
Class A
3,800 35,862
Sinosoft Co. Ltd., Class A
15,088 46,122
Skyverse Technology Co. Ltd.,
Class A *
5,275 73,789
Smartsens Technology Shanghai
Co. Ltd., Class A
6,948 107,543
StarPower Semiconductor Ltd.,
Class A
2,800 42,918
State Grid Information &
Communication Co. Ltd.,
Class A
14,900 37,493
SUPCON Technology Co. Ltd.,
Class A
15,256 111,395
Suzhou Centec Communications
Co. Ltd., Class A *
2,949 50,942
Suzhou Maxwell Technologies
Co. Ltd., Class A
3,500 44,409
Suzhou Novosense
Microelectronics Co. Ltd.,
Class A *
2,253 59,160
Thunder Software Technology
Co. Ltd., Class A
8,800 97,656
Tianma Microelectronics Co.
Ltd., Class A *
30,200 43,212
Tianshui Huatian Technology Co.
Ltd., Class A
62,300 103,577
TongFu Microelectronics Co.
Ltd., Class A
28,700 133,353
United Nova Technology Co.
Ltd., Class A *
117,796 97,590
Universal Scientific Industrial
Shanghai Co. Ltd., Class A
17,600 47,203
Vanchip Tianjin Technology Co.
Ltd., Class A *
1,613 7,961
Venustech Group, Inc., Class A *
18,100 43,308
Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
* (a)
8,408 180,637
Victory Giant Technology
Huizhou Co. Ltd., Class A
14,000 525,452
Wangsu Science & Technology
Co. Ltd., Class A
56,600 96,643
Willfar Information Technology
Co. Ltd., Class A
3,832 20,641
Wuhan Guide Infrared Co. Ltd.,
Class A *
42,800 75,484
Wuhan Jingce Electronic Group
Co. Ltd., Class A *
4,800 47,517
Xiamen Faratronic Co. Ltd.,
Class A
3,400 58,622
Number
of Shares Value $
Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
8,300 79,473
Zhejiang Crystal-Optech Co.
Ltd., Class A
32,262 126,029
(Cost $5,463,201)
8,015,835
Materials — 17.3%
Angang Steel Co. Ltd., Class A *
64,800 24,113
Asia - Potash International
Investment Guangzhou Co.
Ltd., Class A *
13,100 62,321
Baiyin Nonferrous Group Co.
Ltd., Class A
78,300 38,701
Beijing Shougang Co. Ltd.,
Class A
39,300 22,957
Bluestar Adisseo Co., Class A
11,000 16,341
Canmax Technologies Co. Ltd.,
Class A
14,540 41,263
Cathay Biotech, Inc., Class A
8,565 63,778
Chifeng Jilong Gold Mining Co.
Ltd., Class A
39,200 142,948
China Hainan Rubber Industry
Group Co. Ltd., Class A
40,800 29,848
China Rare Earth Resources And
Technology Co. Ltd., Class A *
17,600 144,129
Fujian Kuncai Material
Technology Co. Ltd., Class A *
5,040 14,176
Guangdong HEC Technology
Holding Co. Ltd., Class A *
35,105 110,763
Guangdong Hongda Holdings
Group Co. Ltd., Class A
11,400 54,746
Hangzhou Iron & Steel Co., Class
A *
35,110 50,386
Hangzhou Oxygen Plant Group
Co. Ltd., Class A
12,100 41,678
Haohua Chemical Science &
Technology Co. Ltd., Class A
8,900 37,954
Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A
36,596 99,229
Hengyi Petrochemical Co. Ltd.,
Class A
50,200 45,748
Hesteel Co. Ltd., Class A
91,400 31,700
Huafon Chemical Co. Ltd., Class
A
46,100 52,045
Huaibei Mining Holdings Co.
Ltd., Class A
24,600 43,040
Huaxin Cement Co. Ltd., Class A
15,672 34,638
Hubei Dinglong Co. Ltd., Class A
17,900 78,974
Hubei Feilihua Quartz Glass Co.
Ltd., Class A
9,900 132,633
Hubei Xingfa Chemicals Group
Co. Ltd., Class A
18,220 70,944
Hunan Gold Corp. Ltd., Class A
25,810 74,912
Hunan Valin Steel Co. Ltd.,
Class A
96,420 80,423
Inner Mongolia Berun Chemical
Co. Ltd., Class A
53,900 50,633

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Inner Mongolia ERDOS
Resources Co. Ltd., Class A
14,000 20,779
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
79,900 62,716
Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd.,
Class A
30,000 89,853
Innovation New Material
Technology Co. Ltd., Class A
30,800 19,894
JCHX Mining Management Co.
Ltd., Class A
9,100 81,460
Jiangsu Nata Opto-electronic
Material Co. Ltd., Class A
16,620 84,412
Jiangsu Yangnong Chemical Co.
Ltd., Class A
5,690 58,685
Jiangsu Yoke Technology Co.
Ltd., Class A
7,196 60,657
Jinan Shengquan Group Share
Holding Co. Ltd., Class A
16,100 74,830
Jinduicheng Molybdenum Co.
Ltd., Class A
25,200 53,078
Kingfa Sci & Tech Co. Ltd., Class
A
50,400 113,092
Levima Advanced Materials
Corp., Class A
10,100 28,549
Luxi Chemical Group Co. Ltd.,
Class A
24,900 50,872
Maanshan Iron & Steel Co. Ltd.,
Class A *
57,700 29,491
MeiHua Holdings Group Co. Ltd.,
Class A
47,500 73,769
Nanjing Iron & Steel Co. Ltd.,
Class A
54,700 36,715
Ningbo Shanshan Co. Ltd., Class
A *
37,100 60,483
Pangang Group Vanadium
Titanium & Resources Co.
Ltd., Class A *
113,900 44,623
Red Avenue New Materials
Group Co. Ltd., Class A
6,100 31,281
Shaanxi Beiyuan Chemical
Industry Group Co. Ltd., Class
A
40,390 23,763
Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
2,668 25,820
Shandong Sinocera Functional
Material Co. Ltd., Class A
20,800 66,884
Shandong Sun Paper Industry
JSC Ltd., Class A
40,000 86,273
Shanghai Putailai New Energy
Technology Co. Ltd., Class A
25,000 78,704
Shanxi Meijin Energy Co. Ltd.,
Class A *
70,800 47,819
Shanxi Taigang Stainless Steel
Co. Ltd., Class A *
54,300 31,566
Shenghe Resources Holding Co.
Ltd., Class A
33,290 127,147
Number
of Shares Value $
Shenzhen Capchem Technology
Co. Ltd., Class A
12,180 80,726
Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
6,740 24,721
Shenzhen Zhongjin Lingnan
Nonfemet Co. Ltd., Class A
62,700 46,222
Sichuan Development Lomon
Co. Ltd., Class A
26,700 43,828
Sichuan Hebang Biotechnology
Co. Ltd., Class A
154,080 41,324
Sinoma Science & Technology
Co. Ltd., Class A
16,500 83,964
Sinomine Resource Group Co.
Ltd., Class A
17,020 99,014
Sinopec Shanghai Petrochemical
Co. Ltd., Class A
57,400 23,052
Skshu Paint Co. Ltd., Class A
7,032 48,048
Sunresin New Materials Co. Ltd.,
Class A
6,350 49,139
Tianshan Aluminum Group Co.
Ltd., Class A
66,600 94,360
Tongkun Group Co. Ltd., Class A
38,100 78,483
Weihai Guangwei Composites
Co. Ltd., Class A
14,700 65,970
Western Mining Co. Ltd., Class A
39,700 103,966
Western Superconducting
Technologies Co. Ltd., Class A
10,231 89,587
Xiamen Tungsten Co. Ltd., Class
A
23,420 101,222
Xinfengming Group Co. Ltd.,
Class A
15,016 32,323
YongXing Special Materials
Technology Co. Ltd., Class A
7,600 37,511
Yunnan Chihong Zinc &
Germanium Co. Ltd., Class A
78,500 66,688
Yunnan Copper Co. Ltd., Class A
33,800 70,527
Yunnan Tin Co. Ltd., Class A
23,430 71,887
Yunnan Yuntianhua Co. Ltd.,
Class A
29,400 112,331
Zhejiang Hailiang Co. Ltd., Class
A
23,800 40,204
Zhejiang JIULI Hi-tech Metals Co.
Ltd., Class A
16,800 53,125
Zhejiang Longsheng Group Co.
Ltd., Class A
58,000 86,003
Zhejiang Sanmei Chemical
Industry Co. Ltd., Class A
5,860 50,613
Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A *
2,154 7,864
(Cost $3,691,033)
4,956,938
Real Estate — 1.6%
China World Trade Center Co.
Ltd., Class A
4,600 13,274
Greenland Holdings Corp. Ltd.,
Class A *
100,800 26,610
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A
29,500 43,784

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2025 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
Quzhou Xin'an Development Co.
Ltd., Class A *
115,700 78,957
Seazen Holdings Co. Ltd., Class
A *
21,100 43,938
Shanghai Lingang Holdings
Corp. Ltd., Class A
18,400 24,158
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A
26,200 31,786
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
17,100 91,220
Youngor Fashion Co. Ltd., Class
A
51,400 54,059
Zhongtian Financial Group Co.
Ltd., Class A * (a)
139,200 0
Zhuhai Huafa Properties Co.
Ltd., Class A
48,240 35,630
(Cost $417,500)
443,416
Utilities — 2.6%
An Hui Wenergy Co. Ltd., Class
A
26,500 26,755
Beijing Capital Eco-Environment
Protection Group Co. Ltd.,
Class A
111,590 49,045
Beijing Jingneng Power Co. Ltd.,
Class A
50,700 30,114
CECEP Solar Energy Co. Ltd.,
Class A
56,300 37,077
CECEP Wind-Power Corp., Class
A
98,450 41,887
Chengdu Xingrong Environment
Co. Ltd., Class A
38,400 36,774
China Green Electricity
Investment of Tianjin Co. Ltd.,
Class A
19,600 24,495
China Southern Power Grid
Energy Storage Co. Ltd.,
Class A
25,000 36,157
Number
of Shares Value $
Chongqing Water Group Co.
Ltd., Class A
16,700 11,068
Datang International Power
Generation Co. Ltd., Class A
87,900 43,076
Fujian Funeng Co. Ltd., Class A
25,600 34,761
Guangdong Electric Power
Development Co. Ltd., Class A
9,600 6,255
Hubei Energy Group Co. Ltd.,
Class A
35,400 23,015
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp. Ltd., Class A
77,500 44,073
Jiangsu Guoxin Corp. Ltd., Class
A
10,600 11,550
Shaanxi Energy Investment Co.
Ltd., Class A
17,000 21,890
Shanghai Electric Power Co.
Ltd., Class A
33,300 71,588
Shenzhen Energy Group Co.
Ltd., Class A
32,260 29,988
Shenzhen Gas Corp. Ltd., Class
A
22,000 20,543
Sichuan New Energy Power Co.
Ltd., Class A
21,400 30,620
Wintime Energy Group Co. Ltd.,
Class A
501,700 102,149
Zhejiang Provincial New Energy
Investment Group Co. Ltd.,
Class A
17,800 19,071
(Cost $711,310)
751,951
TOTAL COMMON STOCKS
(Cost $22,008,667)
28,618,991
TOTAL INVESTMENTS — 99.9%
(Cost $22,008,667)
28,618,991
Other assets and liabilities,
net — 0.1%
37,913
NET ASSETS — 100.0%
28,656,904
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
JSC: Joint Stock Company

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
During the period ended August 31, 2025, the amount of transfers from Level 1 to Level 3 was $120,860. The investment was transferred from Level 1 to
Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
ASHS-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 28,438,354 $ — $ 180,637 $ 28,618,991
TOTAL
$ 28,438,354 $ — $ 180,637 $ 28,618,991
(a)
See Schedule of Investments for additional detailed categorizations.